July 26, 2024

WESTWOOD QUALITY VALUE FUND
TICKER SYMBOL: WHGLX

WESTWOOD QUALITY MIDCAP FUND
TICKER SYMBOL: WWMCX

WESTWOOD QUALITY SMIDCAP FUND
TICKER SYMBOL: WHGMX

WESTWOOD QUALITY SMALLCAP FUND
TICKER SYMBOL: WHGSX

WESTWOOD QUALITY ALLCAP FUND
TICKER SYMBOL: WQAIX

WESTWOOD INCOME OPPORTUNITY FUND
TICKER SYMBOL: WHGIX

WESTWOOD MULTI-ASSET INCOME FUND
TICKER SYMBOL: WHGHX

WESTWOOD ALTERNATIVE INCOME FUND
TICKER SYMBOL: WMNIX

INSTITUTIONAL SHARES

Series of Ultimus Managers Trust

Supplement to the Prospectus

dated February 28, 2024, as supplemented on June 17, 2024

This supplement updates certain information in the Prospectus for the Institutional Shares of the Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund and Westwood Alternative Income Fund (each, a “Fund,” collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectuses or Statement of Additional Information, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

Effective immediately, the following changes are made in the Prospectus for the Funds.

In accordance with regulatory changes requiring each Fund’s primary benchmark to represent the overall applicable market, each Fund’s primary benchmark is revised as noted below. A Fund’s secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe.

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Fund Name	Primary Benchmark	Secondary Benchmark
Westwood Quality Value Fund	Russell 3000 Index	Russell 1000 Value Index
Westwood Quality MidCap Fund	Russell 3000 Index	Russell MidCap Value Index
Westwood Quality SMidCap Fund	Russell 3000 Index	Russell 2500 Value Index
Westwood Quality SmallCap Fund	Russell 3000 Index	Russell 2000 Value Index
Westwood Quality AllCap Fund	Russell 3000 Index	Russell 3000 Value Index
Westwood Income Opportunity Fund	Russell 3000 Index	60% Bloomberg U.S. Aggregate Bond Index/40% S&P 500 Index
Westwood Multi-Asset Income Fund	Russell 3000 Index	80% Bloomberg U.S. Aggregate Bond Index/20% S&P 500 Index
Westwood Alternative Income Fund	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month U.S. Treasury Bill Index

The following replaces, in its entirety, under C Class Shares, the last paragraph under “Features” in the table in the section entitled “Purchasing, Selling and Exchanging Fund Shares – How to Choose a Share Class” on page 97 of the Prospectus:

C Class Shares automatically convert to A Class Shares after 5 years, provided that records held by the Funds or your financial intermediary verify C Class Shares have been held for at least 5 years. The original purchase date of C Class Shares of a Predecessor Fund will be used to calculate the conversion of C Class Shares to A Class Shares.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

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